                      PREMIER ADVISERS II ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                     TO THE PROSPECTUS DATED APRIL 28, 2008


This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers II Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Janus Forty Portfolio -- Class E
  INSURANCE                                        MFS(R) Emerging Markets Equity
  FUNDS) -- SERIES II                                 Portfolio -- Class A
  Invesco V.I. Government Securities Fund          Morgan Stanley Mid Cap Growth
  Invesco Van Kampen V.I. Capital Growth Fund         Portfolio -- Class A
  Invesco Van Kampen V.I. Growth and Income        Van Kampen Comstock Portfolio -- Class B
     Fund                                        METROPOLITAN SERIES FUND, INC.
FIDELITY(R) VARIABLE INSURANCE                     BlackRock Bond Income Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      BlackRock Legacy Large Cap Growth
  Contrafund(R) Portfolio                             Portfolio -- Class A
  Mid Cap Portfolio                                BlackRock Money Market Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                FI Value Leaders Portfolio -- Class D
  TRUST -- CLASS I                                 Met/Artisan Mid Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap Value                                 MFS(R) Total Return Portfolio -- Class F
     Portfolio                                     Neuberger Berman Mid Cap Value
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Value Portfolio                               Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class B
     Growth Portfolio                              Western Asset Management Strategic Bond
LEGG MASON PARTNERS VARIABLE INCOME                   Opportunities
  TRUST -- CLASS I                                    Portfolio -- Class B
  Legg Mason Western Asset Variable Global       THE UNIVERSAL INSTITUTIONAL FUNDS,
     High Yield Bond                               INC. -- CLASS I
     Portfolio                                     Growth Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class
     B




Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------



ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..............................................    1.35%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.50%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.70%
Optional GMWB I Charge..........................................................    0.40%(1)
Optional GMWB II Charge.........................................................    0.50%(1)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    1.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    1.95%



---------

*     We will waive the following amounts of the Mortality and Expenses Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B.


(1)   The maximum charge for GMWB I and GMWB II is 1.00%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.28%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)




                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.30%           --             1.01%         0.16%         0.85%(1)
  Invesco Van Kampen V.I. Capital
     Growth Fund -- Series II....     0.70%        0.25%       0.33%           --             1.28%         0.19%         1.09%(2)
  Invesco Van Kampen V.I.
     Comstock Fund -- Series
     I++.........................     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(3)
  Invesco Van Kampen V.I. Growth
     and Income Fund -- Series
     II..........................     0.56%        0.25%       0.29%           --             1.10%         0.23%         0.87%(4)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%           --             0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Invesco Small Cap Growth
     Portfolio -- Class B........     0.85%        0.25%       0.04%           --             1.14%         0.02%         1.12%(5)
  Janus Forty Portfolio -- Class
     E...........................     0.63%        0.15%       0.04%           --             0.82%           --          0.82%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%           --             1.12%           --          1.12%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%           --             0.80%         0.02%         0.78%(6)
  Van Kampen Comstock Portfolio
     -- Class B..................     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income Portfolio
     -- Class B..................     0.37%        0.25%       0.03%           --             0.65%         0.03%         0.62%(7)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(8)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(9)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  Met/Artisan Mid Cap Value
     Portfolio -- Class B........     0.81%        0.25%       0.03%           --             1.09%           --          1.09%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Neuberger Berman Mid Cap Value
     Portfolio -- Class A........     0.65%          --        0.05%           --             0.70%           --          0.70%
  Oppenheimer Global Equity
     Portfolio -- Class A++......     0.53%          --        0.08%           --             0.61%           --          0.61%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%           --             0.86%           --          0.86%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(10)
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.37%           --             0.87%         0.02%         0.85%(11)



---------



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.85% of average daily net assets.


(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.09% of average daily net assets.


(3) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.


(4) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(11) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.




                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:




             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco Van Kampen V.I. Capital     Seeks capital growth.                Invesco Advisers, Inc.
  Growth Fund -- Series II
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Janus Forty Portfolio -- Class E    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Met/Artisan Mid Cap Value           Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Artisan Partners
                                                                         Limited Partnership
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.



---------



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.





Certain Variable Funding Options may have been subject to a merger or substitution. Please see "Additional Information Regarding Underlying Funds."



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGE



                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Capital Growth Portfolio                        Growth Portfolio





UNDERLYING FUND MERGERS



The following former Underlying Funds were merged into the new Underlying Funds.



            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco Van Kampen V.I. Government            Invesco V.I. Government Securities
     Fund -- Series II                               Fund -- Series II
  Invesco Van Kampen V.I. Value Fund -- Series  Invesco Van Kampen V.I. Comstock
     I                                               Fund -- Series I





UNDERLYING FUND SUBSTITUTION



The following new Underlying Fund was substituted for the former Underlying
Fund.



            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
Legg Mason Western Asset Variable Strategic     Western Asset Management Strategic Bond
  Bond Portfolio -- Class I                          Opportunities Portfolio -- Class B





                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------





The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:



The following information is added as the last bullet in the "Withdrawal Charge" section.



     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)



                                  DEATH BENEFIT

--------------------------------------------------------------------------------



The following new paragraph is added to the "DEATH BENEFIT" section:



If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal or beneficiary contract continuance.


                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Clarion Global Real Estate Portfolio, MFS(R) Emerging Markets Equity Portfolio, Oppenheimer Global Equity Portfolio, UIF Small Company Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




GENERAL TAXATION OF ANNUITIES



We have modified the following paragraph in this subsection to read as follows:



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



We have modified the following paragraph in this subsection to read as follows:



SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.



We have added the following new paragraph to this subsection:



Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.



NON-QUALIFIED ANNUITY CONTRACTS



We have modified the following paragraph in this subsection to read as follows:



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.



OTHER TAX CONSIDERATIONS



PUERTO RICO TAX CONSIDERATIONS



We have modified the following paragraph in this subsection to read as follows:



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



                                OTHER INFORMATION

--------------------------------------------------------------------------------



The following information supplements the second paragraph of the "Compensation" section:



A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                      PREMIER ADVISERS III ANNUITY CONTRACT


                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                     TO THE PROSPECTUS DATED APRIL 28, 2008



This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers III Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Invesco Small Cap Growth Portfolio -- Class
  INSURANCE FUNDS) -- SERIES II                       B
  Invesco V.I. Dividend Growth Fund                MFS(R) Emerging Markets Equity
  Invesco V.I. Government Securities Fund             Portfolio -- Class A
  Invesco V.I. S&P 500 Index Fund                  MFS(R) Research International
  Invesco Van Kampen V.I. Capital Growth Fund         Portfolio -- Class B
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     T. Rowe Price Large Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Van Kampen Comstock Portfolio -- Class B
  Mid Cap Portfolio                              METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Bond Income Portfolio -- Class B
  TRUST -- CLASS I                                 BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class A
     Growth Portfolio                              BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Fundamental      FI Value Leaders Portfolio -- Class D
     All Cap Value Portfolio                       MFS(R) Total Return Portfolio -- Class F
  Legg Mason ClearBridge Variable Large Cap        Neuberger Berman Mid Cap Value
     Growth Portfolio                                 Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        Oppenheimer Global Equity
     Value Portfolio                                  Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap        Western Asset Management Strategic Bond
     Growth Portfolio                                 Opportunities Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME              MORGAN STANLEY VARIABLE INVESTMENT
  TRUST -- CLASS I                                 SERIES -- CLASS Y
  Legg Mason Western Asset Variable Global         The Multi Cap Growth Portfolio
     High Yield Bond Portfolio                   THE UNIVERSAL INSTITUTIONAL FUNDS,
MET INVESTORS SERIES TRUST                         INC. -- CLASS I
  Clarion Global Real Estate                       Growth Portfolio
     Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A




Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------



ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:



Mortality and Expense Risk Charge*..............................................    1.45%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.60%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.75%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(1)..........    2.25%
Optional GMWB I Charge..........................................................    1.00%(2)
Optional GMWB II Charge.........................................................    1.00%(2)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.00%



---------

*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B and an amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.


(1)   GMAB and GMWB cannot both be elected.


(2) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.28%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Dividend Growth
     Fund -- Series II...........     0.50%        0.25%       0.32%           --             1.07%         0.15%         0.92%(1)
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.30%           --             1.01%         0.16%         0.85%(2)
  Invesco V.I. S&P 500 Index
     Fund -- Series II...........     0.12%        0.25%       0.39%           --             0.76%         0.23%         0.53%(3)
  Invesco Van Kampen V.I. Capital
     Growth Fund -- Series II....     0.70%        0.25%       0.33%           --             1.28%         0.19%         1.09%(4)
  Invesco Van Kampen V.I.
     Comstock Fund -- Series
     I++.........................     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(5)
  Invesco Van Kampen V.I. Growth
     and Income Fund -- Series
     II..........................     0.56%        0.25%       0.29%           --             1.10%         0.23%         0.87%(6)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.04%           --             0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.16%           --             0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%           --             0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%           --             0.87%           --          0.87%
  Invesco Small Cap Growth
     Portfolio -- Class B........     0.85%        0.25%       0.04%           --             1.14%         0.02%         1.12%(7)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%           --             1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%           --             1.03%         0.03%         1.00%(8)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%           --             0.80%         0.02%         0.78%(9)
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%           --             0.84%           --          0.84%(10)
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........     0.37%        0.25%       0.03%           --             0.65%         0.03%         0.62%(11)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(13)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Neuberger Berman Mid Cap Value
     Portfolio -- Class A........     0.65%          --        0.05%           --             0.70%           --          0.70%
  Oppenheimer Global Equity
     Portfolio -- Class A++......     0.53%          --        0.08%           --             0.61%           --          0.61%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%           --             0.86%           --          0.86%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(14)
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth
     Portfolio...................     0.42%        0.25%       0.16%           --             0.83%           --          0.83%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.37%           --             0.87%         0.02%         0.85%(15)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.92% of average daily net assets.
(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.85% of average daily net assets.
(3) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.53% of average daily net assets.
(4) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.09% of average daily net assets.
(5) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.
(6) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(10) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Dividend Growth        Seeks to provide reasonable          Invesco Advisers, Inc.
  Fund -- Series II                 current income and long-term
                                    growth of income and capital.
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco V.I. S&P 500 Index          Seeks to provide investment          Invesco Advisers, Inc.
  Fund -- Series II                 results that, before expenses,
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's 500(R)
                                    Composite Stock Price Index.
Invesco Van Kampen V.I. Capital     Seeks capital growth.                Invesco Advisers, Inc.
  Growth Fund -- Series II
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
The Multi Cap Growth Portfolio      Seeks, as its primary objective,     Morgan Stanley Investment
                                    growth of capital through            Advisors Inc.
                                    investments in common stocks of
                                    companies believed by the
                                    Investment Adviser to have
                                    potential for superior growth
                                    and, as a secondary objective,
                                    income, but only when consistent
                                    with its primary objective.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGES

                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES       MORGAN STANLEY VARIABLE INVESTMENT SERIES
  The Capital Opportunities Portfolio             The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Capital Growth Portfolio                        Growth Portfolio


UNDERLYING FUND MERGERS

The following former Funds were merged with and into the new Funds.

                  FORMER FUND                                      NEW FUND
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco Van Kampen V.I. Government            Invesco V.I. Government Securities
     Fund -- Series II                               Fund -- Series II
  Invesco Van Kampen V.I. Value Fund -- Series  Invesco Van Kampen V.I. Comstock
     I                                               Fund -- Series I


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable Strategic   Western Asset Management Strategic Bond
     Bond Portfolio -- Class I                       Opportunities Portfolio -- Class B


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information is added as the last bullet in the "Withdrawal Charge" section.

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio and UIF Small Company Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

We have added the following new paragraph to this subsection:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                PREMIER ADVISERS III (SERIES II) ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers III (Series
II) Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     Invesco Small Cap Growth Portfolio -- Class
  INSURANCE FUNDS) -- SERIES II                       B
  Invesco V.I. Dividend Growth Fund                MFS(R) Emerging Markets Equity
  Invesco V.I. Government Securities Fund             Portfolio -- Class A
  Invesco V.I. S&P 500 Index Fund                  MFS(R) Research International
  Invesco Van Kampen V.I. Capital Growth Fund         Portfolio -- Class B
  Invesco Van Kampen V.I. Growth and Income        Morgan Stanley Mid Cap Growth
     Fund                                             Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     T. Rowe Price Large Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Van Kampen Comstock Portfolio -- Class B
  Mid Cap Portfolio                              METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Bond Income Portfolio -- Class B
  TRUST -- CLASS I                                 BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class A
     Growth Portfolio                              BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Fundamental      FI Value Leaders Portfolio -- Class D
     All Cap Value Portfolio                       MFS(R) Total Return Portfolio -- Class F
  Legg Mason ClearBridge Variable Large Cap        Neuberger Berman Mid Cap Value
     Growth Portfolio                                 Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        Oppenheimer Global Equity
     Value Portfolio                                  Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap        Western Asset Management Strategic Bond
     Growth Portfolio                                 Opportunities Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME              MORGAN STANLEY VARIABLE INVESTMENT
  TRUST -- CLASS I                                 SERIES -- CLASS Y
  Legg Mason Western Asset Variable Global         The Multi Cap Growth Portfolio
     High Yield Bond Portfolio                   THE UNIVERSAL INSTITUTIONAL FUNDS,
MET INVESTORS SERIES TRUST                         INC. -- CLASS I
  Clarion Global Real Estate                       Growth Portfolio
     Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..............................................    1.40%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.55%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.70%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(1)..........    2.20%
Optional GMWB I Charge..........................................................    1.00%(2)
Optional GMWB II Charge.........................................................    1.00%(2)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    1.95%



---------

*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B and an amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.


(1)   GMAB and GMWB cannot both be elected.


(2) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.28%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Dividend Growth
     Fund -- Series II...........     0.50%        0.25%       0.32%           --             1.07%         0.15%         0.92%(1)
  Invesco V.I. Government
     Securities Fund -- Series
     II..........................     0.46%        0.25%       0.30%           --             1.01%         0.16%         0.85%(2)
  Invesco V.I. S&P 500 Index
     Fund -- Series II...........     0.12%        0.25%       0.39%           --             0.76%         0.23%         0.53%(3)
  Invesco Van Kampen V.I. Capital
     Growth Fund -- Series II....     0.70%        0.25%       0.33%           --             1.28%         0.19%         1.09%(4)
  Invesco Van Kampen V.I.
     Comstock Fund -- Series
     I++.........................     0.56%          --        0.29%           --             0.85%         0.23%         0.62%(5)
  Invesco Van Kampen V.I. Growth
     and Income Fund -- Series
     II..........................     0.56%        0.25%       0.29%           --             1.10%         0.23%         0.87%(6)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.04%           --             0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.16%           --             0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%           --             0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%           --             0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%           --             0.87%           --          0.87%
  Invesco Small Cap Growth
     Portfolio -- Class B........     0.85%        0.25%       0.04%           --             1.14%         0.02%         1.12%(7)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%           --             1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%           --             1.03%         0.03%         1.00%(8)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.66%          --        0.14%           --             0.80%         0.02%         0.78%(9)
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%           --             0.84%           --          0.84%(10)
  Van Kampen Comstock Portfolio
     -- Class B..................     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income Portfolio
     -- Class B..................     0.37%        0.25%       0.03%           --             0.65%         0.03%         0.62%(11)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(13)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Neuberger Berman Mid Cap Value
     Portfolio -- Class A........     0.65%          --        0.05%           --             0.70%           --          0.70%
  Oppenheimer Global Equity
     Portfolio -- Class A++......     0.53%          --        0.08%           --             0.61%           --          0.61%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%           --             0.86%           --          0.86%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(14)
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth
     Portfolio...................     0.42%        0.25%       0.16%           --             0.83%           --          0.83%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Growth Portfolio...............     0.50%          --        0.37%           --             0.87%         0.02%         0.85%(15)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.92% of average daily net assets.
(2) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.85% of average daily net assets.
(3) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.53% of average daily net assets.
(4) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.09% of average daily net assets.
(5) Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.62% of average daily net assets.
(6) The Fund's adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(10) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) The Portfolio's adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Dividend Growth        Seeks to provide reasonable          Invesco Advisers, Inc.
  Fund -- Series II                 current income and long-term
                                    growth of income and capital.
Invesco V.I. Government             Seeks total return, comprised of     Invesco Advisers, Inc.
  Securities Fund -- Series II      current income and capital
                                    appreciation.
Invesco V.I. S&P 500 Index          Seeks to provide investment          Invesco Advisers, Inc.
  Fund -- Series II                 results that, before expenses,
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's 500(R)
                                    Composite Stock Price Index.
Invesco Van Kampen V.I. Capital     Seeks capital growth.                Invesco Advisers, Inc.
  Growth Fund -- Series II
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income      Invesco Advisers, Inc.
  Fund -- Series I++                through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
Invesco Van Kampen V.I. Growth      Seeks long-term growth of capital    Invesco Advisers, Inc.
  and Income Fund -- Series II      and income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B              capital.                             Management Company
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
The Multi Cap Growth Portfolio      Seeks, as its primary objective,     Morgan Stanley Investment
                                    growth of capital through            Advisors Inc.
                                    investments in common stocks of
                                    companies believed by the
                                    Investment Adviser to have
                                    potential for superior growth
                                    and, as a secondary objective,
                                    income, but only when consistent
                                    with its primary objective.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Growth Portfolio                    Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

FUND NAME CHANGES

                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio
MORGAN STANLEY VARIABLE INVESTMENT SERIES       MORGAN STANLEY VARIABLE INVESTMENT SERIES
  The Capital Opportunities Portfolio             The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Capital Growth Portfolio                        Growth Portfolio


UNDERLYING FUND MERGERS

The following former Funds were merged with and into the new Funds.

                  FORMER FUND                                      NEW FUND
----------------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS)                                INSURANCE FUNDS)
  Invesco Van Kampen V.I. Government            Invesco V.I. Government Securities
     Fund -- Series II                               Fund -- Series II
  Invesco Van Kampen V.I. Value Fund -- Series  Invesco Van Kampen V.I. Comstock
     I                                               Fund -- Series I


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable Strategic   Western Asset Management Strategic Bond
     Bond Portfolio -- Class I                       Opportunities Portfolio -- Class B


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information is added as the last bullet in the "Withdrawal Charge" section.

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio and UIF Small Company Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

We have added the following new paragraph to this subsection:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                OTHER INFORMATION

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The following information supplements the second paragraph of the "Compensation"
section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.


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